Lease Liabilities - Schedule of Future Operating Lease Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Operating Lease Payments [Abstract]
2026	$ 778,521
2027	731,371
2028	375,021
2029	375,021
2030	240,247
Total future lease payments	2,500,181
Less: Imputed interest	(269,296)
Present value of operating lease liabilities	2,230,885
Less: Lease liabilities, current	668,014	$ 1,527,293
Lease liabilities, non-current	$ 1,562,871	$ 953,821